Share Capital - Share Repurchase Activity (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Share Capital
Shares repurchased	55,322	[1]	55,564
Share repurchase cost before tax	$ 3,025		$ 2,908
Retained earnings - share buyback tax	56		48
Share repurchase cost	$ 3,081	[1]	$ 2,956
Average repurchase cost per share	$ 54.68		$ 52.33
Liability for share purchase commitment	$ 319		$ 313
Share capital
Share Capital
Share repurchase cost before tax	945		943
Share repurchase cost	945	[1]	943
Liability for share purchase commitment	90		104
Retained Earnings
Share Capital
Share repurchase cost before tax	2,080		1,965
Share repurchase cost	2,136	[1]	2,013
Liability for share purchase commitment	$ 229		$ 209

[1]	Includes $56 million of taxes on share repurchases for the year ended December 31, 2025 (2024 - $48 million).